Organization and Business Description - Schedule of Operation of the UFG Entities (Details) - Variable Interest Entity [Member] - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Operation of the UFG Entities [Line Items]
Net revenue	$ 4,513,856	$ 4,246,441
Net income	$ 369,178	$ 552,045